OTHER ASSETS	9 Months Ended
Sep. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

6.	OTHER ASSETS

The following table sets forth the components of the Company’s other assets at September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021

Capitalized website development costs	916,118	411,800
Prepublication costs	160,083	152,286
Produced and licensed content costs	296,441	76,701
Deposits	65,475	76,052
Other noncurrent assets	-	4,321
Total other assets	1,438,117	721,160

For the three and nine months ended September 30, 2022, the Company recorded amortization expense of $704 and $1,203, respectively. Amortization expense related to the publication of an individual property during the three and nine months ended September 30, 2022. No amortization expense has been recognized for either capitalized website development costs or produced and licensed content costs as these properties were still in development at September 30, 2022.